Administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Administrative expenses [Line Items]
Staff costs (Note 11)	$ 24,713	$ 19,451	$ 18,215
Share-based payment (Notes 11)	3,117	1,847	6,881
Consultant fees	5,120	3,894	4,115
Office expenses	2,506	2,217	2,535
Travel expenses	2,772	1,717	1,497
Director’s fees and allowance (Note 11)	3,458	2,088	1,238
Communication and IT costs	2,109	2,013	1,791
Allocation to joint operations	(7,646)	(4,365)	(4,203)
Other administrative expenses	5,905	5,308	5,402
Administrative expenses	$ 42,054	$ 34,170	$ 37,471